Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Financial assets and liabilities that are measured at fair value on a recurring basis

	December 31, 2019				December 31, 2018
	Fair value			Total carrying amount / fair value	Fair value			Total carrying amount / fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3

Items that are recognized at fair value on a recurring basis:
Financial assets
Equity securities
Mutual funds	7,141	278	—	7,419	6,176	319	—	6,495
Total equity securities	7,141	278	—	7,419	6,176	319	—	6,495

Available-for-sale investments
US government and federal agencies	—	2,052,446	—	2,052,446	—	1,786,507	—	1,786,507
Non-US governments debt securities	—	25,676	—	25,676	—	25,425	—	25,425
Corporate debt securities	—	—	—	—	—	78,713	—	78,713
Asset-backed securities - Student loans	—	—	12,891	12,891	—	—	12,626	12,626
Commercial mortgage-backed securities	—	—	—	—	—	123,209	—	123,209
Residential mortgage-backed securities	—	129,328	—	129,328	—	156,269	—	156,269
Total available-for-sale	—	2,207,450	12,891	2,220,341	—	2,170,123	12,626	2,182,749

Other assets - Derivatives	—	30,459	—	30,459	—	11,564	—	11,564

Financial liabilities
Other liabilities - Derivatives	—	29,826	—	29,826	—	11,236	—	11,236

Schedule of level 3 reconciliation
The table below summarizes realized and unrealized gains and losses for Level 3 assets still held at the reporting date.

	December 31, 2019	December 31, 2018	December 31, 2017
	Available- for-sale investments	Available- for-sale investments	Available- for-sale investments
Carrying amount at beginning of year	12,626	12,493	12,493
Realized and unrealized gains (losses) recognized in other comprehensive income	265	133	—
Carrying amount at end of year	12,891	12,626	12,493

Items other than those recognized at fair value on a recurring basis

Items Other Than Those Recognized at Fair Value on a Recurring Basis:
		December 31, 2019			December 31, 2018
	Level	Carrying amount	Fair value	Appreciation / (depreciation)	Carrying amount	Fair value	Appreciation / (depreciation)
Financial assets
Cash due from banks	Level 1	2,550,070	2,550,070	—	2,053,883	2,053,883	—
Securities purchased under agreements to resell	Level 2	142,283	142,283	—	27,341	27,341	—
Short-term investments	Level 1	1,218,380	1,218,380	—	52,336	52,336	—
Investments held-to-maturity	Level 2	2,208,663	2,255,987	47,324	2,066,120	2,036,214	(29,906)
Loans, net of allowance for credit losses	Level 2	5,142,622	5,161,257	18,635	4,043,889	4,047,262	3,373
Other real estate owned¹	Level 2	3,842	3,842	—	5,346	5,346	—

Financial liabilities
Customer deposits (excluding demand deposits)
Term deposits	Level 2	3,046,876	3,050,383	(3,507)	1,968,576	1,970,004	(1,428)
Deposits from banks	Level 2	33,759	33,759	—	33,822	33,822	—
Long-term debt	Level 2	143,500	147,574	(4,074)	143,322	146,261	(2,939)
¹ The current carrying value of OREO is adjusted to fair value only when there is devaluation below carrying value.